Pension Schemes - Summary of Defined Benefit Pension Expense (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
UK schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.95%	1.45%	2.05%
Inflation	3.30%	2.80%	2.95%
US [member] | Foreign schemes [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.45%	3.25%
Inflation	2.50%	2.50%	2.50%